Summary of Significant Accounting Policies (Details) - Schedule of details of the VIE agreements - VIE Agreements [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	$ 18,739,702		$ 18,972,383	$ 25,878,427
Non-current assets	8,846,612		8,995,363	8,863,429
Total Assets	27,586,314		27,967,746	34,741,856
Current liabilities	12,230,072		12,794,076
Non-current liabilities	152,821		422,480	1,425,475
Total liabilities	12,382,893		13,216,556	21,900,770
Total shareholders’ equity (deficit)	15,203,421		14,751,190	12,841,086
Net income	412,526	$ 359,484	2,254,902	1,198,517
Net cash provided by (used in) operating activities	261,920	1,007,986	5,484,916	1,413,581
Net cash provided by (used in) investment activities			(1,158,773)	(75,346)
Net cash provided by (used in) financing activities	$ (265,213)	$ 14,251	$ (4,328,560)	$ (1,648,247)